Current liabilities - trade and other payables	12 Months Ended
Dec. 31, 2025
Current Liabilities - Trade and Other Payables [Abstract]
Current liabilities - trade and other payables

Note 16. Current liabilities - trade and other payables

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Trade payables	255,983	274,380
Other payables	1,903,613	959,274

	2,159,596	1,233,654

Refer to notes 2 and 25 for further information on financial instruments.

Amounts noted above in other payables include amounts payable to Directors for wages payable.

Accounting policy for trade and other payables

These amounts represent liabilities for goods and services provided to the company prior to the end of the financial year and which are unpaid. Due to their short-term nature, they are measured at amortised cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.